Other Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves
	2017	2016	2015
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(11)	(3)	(1)
Capital reserve	42,466	—	—
Share option reserve
Balance at beginning of year	4,406	3,291	2,506
Share-based payments	11,731	1,132	785
Exercise of share options	(180)	(17)	—
Lapse of share options	(2)	—	—
Balance at end of year	15,955	4,406	3,291
Total other reserves	58,071	4,064	2,951